BALANCE SHEET COMPONENTS - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 12,557	$ 8,504,823
Less: accumulated depreciation and amortization	(1,602)	(3,670,094)
Property and equipment, net	10,955	4,834,729
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	10,282	7,203,592
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		897,948
Furniture and Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		205,897
Computer Equipment and Software [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 2,275	$ 197,386